Income Taxes (Schedule Of Income Tax Contingencies) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Balance, beginning of the year	$ 2,455	$ 1,821	$ 1,800
Additions based on tax positions related to the current year	0	315	70
Additions for tax positions related to prior years	251	420	0
Reductions for tax positions related to prior years	(71)	0	(39)
Reductions as a rusult of lapse of applicable statue of limitations	(252)	0	(10)
Settlements	0	(101)	0
Balance, end of year	$ 2,383	$ 2,455	$ 1,821